Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000073498 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000073498 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000073498 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073498 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073498 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073498 | Smartsheet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073498 | Summit Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073498 | Arcadium Lithium plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073498 | Barnes Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073498 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073498 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000073498 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000073498 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000073498 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073498 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000073498 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073498 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000073498 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000073498 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000073498 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073498 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000073498 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000073498 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000073498 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000002843 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002843 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002843 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002843 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002843 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002843 | Smartsheet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002843 | Summit Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002843 | Arcadium Lithium plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002843 | Barnes Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002843 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002843 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000002843 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000002843 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002843 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002843 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000002843 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002843 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002843 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002843 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002843 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002843 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002843 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000002843 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000002844 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002844 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002844 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002844 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002844 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002844 | Smartsheet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002844 | Summit Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002844 | Arcadium Lithium plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002844 | Barnes Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002844 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002844 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000002844 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000002844 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002844 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002844 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000002844 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002844 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002844 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002844 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002844 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002844 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002844 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000002844 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000002841 | Kellanova
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002841 | HashiCorp Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002841 | Amedisys Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002841 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002841 | Juniper Networks Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002841 | Smartsheet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002841 | Summit Materials Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002841 | Arcadium Lithium plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002841 | Barnes Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002841 | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002841 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.00%
C000002841 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000002841 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002841 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002841 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000002841 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002841 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002841 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000002841 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002841 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002841 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002841 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002841 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000002841 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)